Fair Value: Fair Value Measurement - Recurring Basis (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Details
Assets requiring fair value adjustment	$ 0	$ 0
Liabilities requiring fair value adjustment	$ 0	$ 0